CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income		$ 235,300,000	$ 545,700,000	$ 488,400,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		274,900,000	266,300,000	237,500,000
Amortization of deferred loan charges		12,600,000	11,400,000	20,200,000
Amortization of favorable contracts		74,400,000	70,600,000	66,900,000
Gain on disposal of PPE		(800,000)	0	0
Gain on bargain purchase	[1]	0	0	(9,300,000)
Unrealized (gain) / loss related to derivative financial instruments		(25,800,000)	(32,200,000)	31,800,000
Unrealized foreign exchange gain		(3,500,000)	(9,400,000)	(1,700,000)
Payment for long term maintenance		(54,900,000)	(48,000,000)	(49,800,000)
Gain on revaluation of contingent consideration		(89,900,000)	0	0
Net movement in taxes		4,600,000	19,200,000	27,900,000
Accretion of discount on deferred consideration		13,200,000	17,300,000	13,300,000
Changes in operating assets and liabilities, net of effect of acquisitions
Trade accounts receivable		(1,600,000)	38,700,000	49,800,000
Prepaid expenses and accrued income		(4,000,000)	8,600,000	(1,900,000)
Trade accounts payable		5,400,000	7,800,000	15,300,000
Related party balances		16,100,000	(64,300,000)	(29,000,000)
Other assets		34,400,000	70,000,000	57,900,000
Other liabilities		(4,900,000)	(12,100,000)	(45,000,000)
Changes in deferred revenue		(9,700,000)	(17,000,000)	(12,000,000)
Other, net		400,000	1,200,000	(500,000)
Net cash provided by operating activities		476,200,000	873,800,000	859,800,000
Cash Flows from Investing Activities
Additions to drilling units		(66,700,000)	(13,100,000)	(18,600,000)
Proceeds from sale of assets		16,200,000	0	0
Acquisition of subsidiaries, net of cash acquired		0	0	(214,700,000)
Loan granted to related parties		0	0	(143,000,000)
Payment received from loans granted to related parties		39,400,000	103,600,000	0
Insurance refund		0	7,100,000	0
Net cash (used in) / provided by investing activities		(11,100,000)	97,600,000	(376,300,000)
Cash Flows from Financing Activities
Repayments of long term debt		(215,000,000)	(105,300,000)	(97,600,000)
Debt fees paid		(3,800,000)	(300,000)	(800,000)
Net proceeds from related party debt		0	0	143,000,000
Repayments of related party debt		(66,000,000)	(249,500,000)	(40,300,000)
Proceeds from revolving credit facility		0	0	50,000,000
Contingent consideration paid		(40,000,000)	(59,700,000)	(26,600,000)
Cash distributions		(60,100,000)	(107,300,000)	(435,300,000)
Net cash (used in) / provided by financing activities		(384,900,000)	(522,100,000)	(407,600,000)
Effect of exchange rate changes on cash		800,000	(700,000)	400,000
Net increase in cash and cash equivalents		81,000,000	448,600,000	76,300,000
Cash and cash equivalents at beginning of the year		767,600,000	319,000,000	242,700,000
Cash and cash equivalents at the end of year		848,600,000	767,600,000	319,000,000
Supplementary disclosure of cash flow information
Interest and other financial items paid		200,300,000	196,400,000	228,600,000
Taxes paid		$ 42,900,000	$ 49,000,000	$ 57,000,000

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".